DEBT - Maturities of the notes (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Maturities of the notes
2026	$ 2,030	$ 2,030
2027	3,045	2,030
2028	3,045	3,045
2029	10,150	3,045
2030		10,150
Total	$ 19,285	$ 20,300